Summary of fair value of the identifiable assets acquired and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 03, 2022	Aug. 15, 2022	Feb. 25, 2022	Jan. 06, 2022	Nov. 05, 2021	Aug. 23, 2021	May 04, 2021
Disclosure of subsidiaries [line items]
Proceeds from SPAC issuance of shares	R$ 0	R$ 1,134,797	R$ 0
Equity	332,114
Habitat Capital Partners
Disclosure of subsidiaries [line items]
Cash on subsidiaries	275
Financial Assets At Amortized Cost Accounts Receivable On Subsidiaries	4,977
Securities on Subsidiaries	240
Property and equipment on subsidiaries	251
Other assets on subsidiaries	1,063
Total assets on subsidiaries	6,806
Taxes and social security obligations on subsidiaries	(1,424)
Other liabilities on subsidiaries	(66)
Total identifiable net assets at fair value on subsidiaries	5,316
Goodwill arising on acquisition of subsidiaries	60,037
Contingent consideration of subsidiaries	(21,400)
Purchase consideration transferred of subsidiaries	65,353
Cash Acquired From Acquisition	(275)
Contingent Consideration Payable in Installments as Part of Acquisition	(8,495)
Acquisition of subsidiaries, net cash acquired on subsidiaries	35,183
Subsidiary acquisition percentage						100.00%
Additional amount paid for the installment referring to the acquired subsidiary	18,230
Amount paid for the acquision of the subsidiary to date	R$ 53,413
Instituto de Gestao a Tecnologia de Informacao Ltda.
Disclosure of subsidiaries [line items]
Cash on subsidiaries		346
Property and equipment on subsidiaries		633
Other assets on subsidiaries		178
Total assets on subsidiaries		18,421
Other liabilities on subsidiaries		(1,338)
Total identifiable net assets at fair value on subsidiaries		15,688
Goodwill arising on acquisition of subsidiaries		25,694
Contingent consideration of subsidiaries		5,000
Purchase consideration transferred of subsidiaries		46,382
Cash Acquired From Acquisition		(346)
Contingent Consideration Payable in Installments as Part of Acquisition		(5,000)
Acquisition of subsidiaries, net cash acquired on subsidiaries		36,036
Goodwill and Intangible assets on subsidiaries		17,264
Contingent consideration in analysis of cash flows on acquisition		(5,000)
Accounts payables on subsidiaries		(561)
Tax and social security obligations of subsidiaries		R$ 834
Subsidiary acquisition percentage								100.00%
Purchase consideration transferred								R$ 46,382
BTR Administração e Corretagem de Seguros S.A.
Disclosure of subsidiaries [line items]
Subsidiary acquisition percentage					100.00%
Purchase consideration transferred				R$ 1,254
XProject
Disclosure of subsidiaries [line items]
Subsidiary acquisition percentage									100.00%
XP Energia
Disclosure of subsidiaries [line items]
Subsidiary acquisition percentage										100.00%
Banco Modal S.A.
Disclosure of subsidiaries [line items]
Subsidiary acquisition percentage							100.00%
Acquisition of companies using shares issued by the company							19,500,000
Premium over average price							35.00%